Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000010370
Account Value [Line Items]
Accumulated Value	$ 9,525	$ 13,192	$ 17,861	$ 20,117	$ 12,959	$ 28,536	$ 31,390	$ 27,551	$ 37,650	$ 39,570	$ 45,178
C000010371
Account Value [Line Items]
Accumulated Value	10,000	13,749	18,480	20,662	13,212	28,877	31,521	27,468	37,260	38,871	44,048
C000010372
Account Value [Line Items]
Accumulated Value	10,000	13,850	18,748	21,118	13,605	29,952	32,947	28,912	39,501	41,511	47,410
C000010373
Account Value [Line Items]
Accumulated Value	9,525	6,405	4,383	3,512	3,591	1,291	1,051	1,048	785	741	601
C000010374
Account Value [Line Items]
Accumulated Value	10,000	6,678	4,531	3,598	3,657	1,305	1,055	1,044	775	727	585
C000010375
Account Value [Line Items]
Accumulated Value	10,000	6,729	4,604	3,684	3,771	1,356	1,104	1,100	823	778	631
C000010364
Account Value [Line Items]
Accumulated Value	9,525	13,736	19,355	22,677	22,504	58,376	71,059	49,221	86,605	87,514	119,568
C000010365
Account Value [Line Items]
Accumulated Value	10,000	14,313	20,011	23,270	22,921	59,003	71,215	48,958	85,504	85,765	116,267
C000010366
Account Value [Line Items]
Accumulated Value	10,000	14,422	20,314	23,802	23,621	61,273	74,588	51,667	90,913	91,866	125,511
C000010367
Account Value [Line Items]
Accumulated Value	9,525	6,033	3,851	2,770	1,898	532	352	354	193	173	107
C000010368
Account Value [Line Items]
Accumulated Value	10,000	6,316	4,005	2,860	1,948	542	356	355	192	171	105
C000010369
Account Value [Line Items]
Accumulated Value	10,000	6,347	4,051	2,910	1,993	560	371	372	203	182	113
C000033105
Account Value [Line Items]
Accumulated Value	9,525	14,378	17,061	16,478	8,079	27,153	22,400	15,479	19,902	16,389	22,933
C000033106
Account Value [Line Items]
Accumulated Value	10,000	14,983	17,648	16,918	8,234	27,466	22,486	15,422	19,682	16,087	22,343
C000033107
Account Value [Line Items]
Accumulated Value	10,000	15,087	17,893	17,249	8,443	28,357	23,389	16,150	20,747	17,066	23,854
C000033108
Account Value [Line Items]
Accumulated Value	9,525	5,491	4,220	3,852	4,885	930	892	972	690	745	436
C000033109
Account Value [Line Items]
Accumulated Value	10,000	5,723	4,367	3,957	4,980	941	894	969	682	731	426
C000033110
Account Value [Line Items]
Accumulated Value	10,000	5,761	4,429	4,042	5,117	969	924	1,006	714	771	454
C000010355
Account Value [Line Items]
Accumulated Value	9,525	12,568	15,575	17,404	13,094	29,782	37,998	29,051	44,687	47,549	59,476
C000010356
Account Value [Line Items]
Accumulated Value	10,000	13,096	16,108	17,866	13,341	30,118	38,136	28,939	44,183	46,667	57,932
C000010357
Account Value [Line Items]
Accumulated Value	10,000	13,193	16,348	18,266	13,742	31,255	39,878	30,487	46,891	49,889	62,361
C000010361
Account Value [Line Items]
Accumulated Value	9,525	6,702	5,081	4,126	3,809	1,343	926	987	648	597	431
C000010362
Account Value [Line Items]
Accumulated Value	10,000	6,979	5,250	4,231	3,881	1,358	929	983	640	586	419
C000010363
Account Value [Line Items]
Accumulated Value	10,000	7,033	5,329	4,327	3,997	1,410	973	1,037	680	630	458
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000	11,717	13,357	14,625	13,605	21,271	24,599	22,698	29,480	31,913	37,594
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
Dow Jones Industrial Average
Account Value [Line Items]
Accumulated Value	10,000	11,991	14,316	15,760	13,651	20,992	22,484	22,039	26,927	28,919	32,455
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
NASDAQ-100 Index
Account Value [Line Items]
Accumulated Value	10,000	12,277	15,026	17,033	18,229	30,786	35,139	31,502	43,992	46,824	58,059
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000	12,622	14,110	14,399	10,945	21,326	20,092	17,760	21,260	20,409	25,659
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 12,622	$ 14,110	$ 14,399	$ 10,945	$ 21,326	$ 20,092	$ 17,760	$ 21,260	$ 20,409	$ 25,659